OPERATING SEGMENTS - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 853,089	$ 606,850
Production costs	(418,652)	(329,810)
Depletion and depreciation	(125,795)	(106,157)
Cost of sales	(544,447)	(435,967)
Income from mine operations	308,642	170,883
Exploration, evaluation and reclamation (expense) recovery	(22,397)	(17,616)
Care and maintenance expense	(29,593)	0
Transaction and integration expense	(20,813)	0
Operating income (loss)	202,713	122,338
Income (loss) before income tax	181,321	86,129
Total assets	5,244,986	1,750,107
Non-current assets	3,820,464	850,445
Total liabilities	(1,305,083)	(616,153)
Write-down of metals inventories	8,600	3,600
Puna
Disclosure of operating segments [line items]
Write-down of metals inventories	8,600	3,600
Operating segments | Copler
Disclosure of operating segments [line items]
Revenue	205,536
Production costs	(120,618)
Depletion and depreciation	(34,053)
Cost of sales	(154,671)
Income from mine operations	50,865
Exploration, evaluation and reclamation (expense) recovery	(3,558)
Care and maintenance expense	0
Transaction and integration expense	0
Operating income (loss)	47,213
Income (loss) before income tax	41,253
Total assets	2,486,927
Non-current assets	2,030,998
Total liabilities	(735,225)
Operating segments | Marigold
Disclosure of operating segments [line items]
Revenue	409,798	315,320
Production costs	(196,409)	(183,782)
Depletion and depreciation	(47,844)	(52,291)
Cost of sales	(244,253)	(236,073)
Income from mine operations	165,545	79,247
Exploration, evaluation and reclamation (expense) recovery	(2,462)	(4,139)
Care and maintenance expense	0
Transaction and integration expense	0
Operating income (loss)	162,648	73,829
Income (loss) before income tax	159,641	58,269
Total assets	642,106	524,113
Non-current assets	277,196	249,962
Total liabilities	(121,328)	(119,413)
Operating segments | Seabee
Disclosure of operating segments [line items]
Revenue	135,230	146,141
Production costs	(41,308)	(48,470)
Depletion and depreciation	(28,233)	(36,368)
Cost of sales	(69,541)	(84,838)
Income from mine operations	65,689	61,303
Exploration, evaluation and reclamation (expense) recovery	(6,108)	(8,511)
Care and maintenance expense	(13,643)
Transaction and integration expense	0
Operating income (loss)	45,811	52,371
Income (loss) before income tax	46,304	40,851
Total assets	455,249	484,750
Non-current assets	311,552	310,578
Total liabilities	(90,780)	(97,131)
Operating segments | Puna
Disclosure of operating segments [line items]
Revenue	102,525	145,389
Production costs	(60,317)	(97,558)
Depletion and depreciation	(15,665)	(17,498)
Cost of sales	(75,982)	(115,056)
Income from mine operations	26,543	30,333
Exploration, evaluation and reclamation (expense) recovery	2,144	(818)
Care and maintenance expense	(15,950)
Transaction and integration expense	0
Operating income (loss)	11,222	27,578
Income (loss) before income tax	(2,410)	12,652
Total assets	241,079	270,633
Non-current assets	143,694	155,049
Total liabilities	(50,130)	(70,676)
Operating segments | Exploration, evaluation and development properties
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Depletion and depreciation	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation (expense) recovery	(11,874)	(3,501)
Care and maintenance expense	0
Transaction and integration expense	0
Operating income (loss)	(11,874)	(3,549)
Income (loss) before income tax	(12,678)	(2,937)
Total assets	1,038,498	115,191
Non-current assets	1,036,507	114,327
Total liabilities	(29,710)	(6,216)
Other reconciling items
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Depletion and depreciation	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation (expense) recovery	(539)	(647)
Care and maintenance expense	0
Transaction and integration expense	(20,813)
Operating income (loss)	(52,307)	(27,891)
Income (loss) before income tax	(50,789)	(22,706)
Total assets	381,127	355,420
Non-current assets	20,517	20,529
Total liabilities	$ (277,910)	$ (322,717)